Post-Employment Benefits - Summary of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 7,942	$ 7,060
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	419	422
Canada plan [member] | Pension plan [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7,291	6,373
Canada plan [member] | Pension plan [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,558	3,043
Canada plan [member] | Pension plan [member] | Deferred members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	490	415
Canada plan [member] | Pension plan [member] | Retired members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	3,243	2,915
Canada plan [member] | Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	389	392
Canada plan [member] | Other post employment benefit plans [member] | Active members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	74	75
Canada plan [member] | Other post employment benefit plans [member] | Retired members [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 315	$ 317